Postretirement Benefit Plans - Summary of Weighted Average Assumptions Used Calculate Net Periodic Pension Cost (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension and Other Postretirement Benefit Expense [Abstract]
Discount rate	3.70%	3.50%	4.40%
Expected returns on plan assets	4.20%	4.00%	4.10%
Rate of compensation increase	2.30%	2.40%	3.10%